Expense Example, No Redemption {- Gold Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Gold Fund - AMCIZ PRO-14 - Gold Portfolio	Apr. 29, 2021 USD ($)
Fidelity Advisor Gold Fund: Class A
Expense Example, No Redemption:
1 Year	$ 679
3 Years	899
5 Years	1,136
10 Years	1,816
Fidelity Advisor Gold Fund: Class M
Expense Example, No Redemption:
1 Year	485
3 Years	769
5 Years	1,074
10 Years	1,939
Fidelity Advisor Gold Fund: Class C
Expense Example, No Redemption:
1 Year	181
3 Years	560
5 Years	964
10 Years	2,095
Fidelity Advisor Gold Fund: Class I
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Fidelity Advisor Gold Fund: Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798